MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
MARKETABLE SECURITIES [Abstract]
Schedule of Marketable Securities With Contractual Maturities
Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2012				2013
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	Value

Foreign banks and government debentures	$8,312	$(4)	$36	$8,344	$22,260	$-	$223	$22,483
Corporate debentures	5,590	-	70	5,660	7,848	-	41	7,889

Total available-for-sale marketable securities	$13,902	$(4)	$106	$14,004	$30,108	$-	$264	$30,372

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2012				2013
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	$49,673	$(3)	$1,233	$50,903	$37,599	$(43)	$1,132	$38,688
Corporate debentures	19,278	-	402	19,680	22,652	(7)	481	23,126

Total available-for-sale marketable securities	$68,951	$(3)	$1,635	$70,583	$60,251	$(50)	$1,613	$61,814

Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2012				2013
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	$27,287	$(38)	$813	$28,062	$27,458	$(176)	$248	$27,530
Corporate debentures	22,207	(102)	364	22,469	24,198	(182)	17	24,033

Total available-for-sale marketable securities	$49,494	$(140)	$1,177	$50,531	$51,656	$(358)	$265	$51,563

Summary of Investments With Continuous Unrealized Losses and Related Fair Values
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2013 were as follows:

	December 31, 2013
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	unrealized losses	Fair value	unrealized losses

Foreign banks and government debentures	$17,981	$(209)	$1,496	$(10)	$19,477	$(219)
Corporate debentures	19,590	(189)	-	-	19,590	(189)

Total available-for-sale marketable securities	$37,571	$(398)	$1,496	$(10)	$39,067	$(408)